Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries	The Company and its subsidiaries are in the table as follows:
	Percentage of effective ownership
Name	Date of incorporation	June 30, 2024	December 31, 2023	Place of incorporation	Principal activities
		%	%
VCI Global Limited	29.04.2020	100	100	British Virgin Island	Holding company
VCI Technologies Limited	13.05.2024	100	-	British Virgin Island	Dormant
V Capital Real Estate Limited	08.02.2024	100	-	British Virgin Island	Dormant
V Capital Consulting Limited	01.03.2016	100	100	British Virgin Island	Holding company, provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
VCI Global Brands Limited (formerly known as VCIG Limited)	29.04.2020	100	100	British Virgin Island	Dormant
V Capital Kronos Berhad	01.09.2020	100	100	Malaysia	Holding company
VCI Energy Sdn Bhd (formerly known as TGI V Sdn Bhd)	12.11.2021	100	100	Malaysia	Dormant
V Galactech Sdn Bhd	12.01.2022	100	100	Malaysia	Provision of information technology development
V Capital Venture Sdn Bhd	19.08.2014	100	100	Malaysia	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Accuventures Sdn Bhd	22.06.2015	100	100	Malaysia	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd	26.10.2020	100	100	Malaysia	Carry on licensed money lending activities, consulting, information technology development, and computer software programming
VCI Wootzano Robotics Sdn Bhd (formerly known as V Capital Robotics Sdn Bhd)	12.10.2021	100	100	Malaysia	Dormant
Imej Jiwa Communications Sdn Bhd	29.10.2012	100	100	Malaysia	Provision of investor relation consultation services.
V Capital Quantum Sdn Bhd	18.01.2018	100	100	Malaysia	Provision of information technology development, business consultancy services and holding company.
AB Management and Consultancy Services Sdn Bhd	05.04.2020	93.3	80	Malaysia	Holding company
Elmu V Sdn Bhd	18.05.2021	69.2	69.2	Malaysia	Education and training services
Elmu Education Group Sdn Bhd	03.12.2020	56	56	Malaysia	Education and training services
Elmu Higher Education Sdn Bhd	24.05.2021	56	56	Malaysia	Education and training services
V Capital Real Estate Sdn Bhd	05.07.2021	100	100	Malaysia	Provision of consultancy services in relation to real estate
V Capital Advisory Sdn Bhd	12.02.2018	100	100	Malaysia	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
Generative AI Sdn Bhd	21.07.2023	100	100	Malaysia	Provision of Artificial Intelligence, image processing, communication, networking, & process control software services.